PRIVATE PLACEMENT (Details) - USD ($)		9 Months Ended		12 Months Ended
	Feb. 11, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Gross proceed from private placement warrants			$ 7,920,000
Advance notice prior to the applicable deadline affiliates or designees must deposit into the Trust Account	30 days			30 days
Obligation to redeem public shares if entity does not complete a business combination (as a percent)	100.00%	100.00%		100.00%
Threshold period from the closing of the proposed public offering to consummate an initial business combination	18 months			18 months
Threshold period from the closing of the proposed public offering to consummate an initial business combination after extension	24 months	24 months		24 months
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrants	$ 1.50			$ 1.50
Private Placement Warrants | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	5,213,333			5,213,333
Price of warrants				$ 11.50
Gross proceed from private placement warrants	$ 7,820,000